Other general administrative expenses (Details 2) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Technical Reports [Abstract]
Audit of the annual financial statements of the companies audited by external audit (constant scope of consolidation)	[1]	R$ 19.9	R$ 17.5	R$ 9.2
Audit Related		0.5	3.9	0.1
Others		0.1	1.3	0.7
Total		R$ 20.5	R$ 22.7	R$ 10.0

[1]	In 2017, includes R$2.3 million referring to auditing work for the 2016 fiscal year.